UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:    513-587-3400

Date of fiscal year end:    12/31

Date of reporting period:    9/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.50%
Consumer Discretionary — 14.31%
Gentex Corp.	95,650	$1,679,614
Genuine Parts Co.	11,040	1,108,968
Omnicom Group, Inc.	19,910	1,692,350
Time Warner, Inc.	8,000	636,880

		5,117,812

Consumer Staples — 4.28%
Procter & Gamble Co./The	17,050	1,530,237

Energy — 7.13%
Chevron Corp.	8,810	906,725
EOG Resources, Inc.	5,500	531,905
Exxon Mobil Corp.	12,740	1,111,947

		2,550,577

Financials — 22.07%
Aflac, Inc.	18,240	1,310,909
American Express Co.	15,000	960,600
BlackRock, Inc.	3,950	1,431,717
Chubb Ltd.	7,930	996,404
M&T Bank Corp.	7,000	812,700
Northern Trust Corp.	9,820	667,662
S&P Global, Inc.	1,500	189,840
Willis Towers Watson PLC	11,478	1,523,934

		7,893,766

Health Care — 16.09%
Johnson & Johnson	14,200	1,677,446
Medtronic PLC	9,000	777,600
Merck & Co., Inc.	29,670	1,851,705
Quest Diagnostics, Inc.	8,660	732,896
Stryker Corp.	6,150	715,922

		5,755,569

Industrials — 10.36%
Honeywell International, Inc.	10,000	1,165,900
United Parcel Service, Inc., Class B	15,630	1,709,297
W.W. Grainger, Inc.	3,690	829,660

		3,704,857

Information Technology — 19.85%
Accenture PLC, Class A	11,000	1,343,870
Broadridge Financial Solutions, Inc.	4,000	271,160
Microsoft Corp.	28,620	1,648,512
Paychex, Inc.	25,250	1,461,217
SAP SE ADR	10,500	959,805
Texas Instruments, Inc.	20,150	1,414,127

		7,098,691

Real Estate — 1.63%
Tanger Factory Outlet Centers, Inc.	15,000	584,400

Telecommunication Services — 2.78%
AT&T, Inc.	24,480	994,133

Total Common Stocks (Cost $23,836,689)		35,230,042

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 1.65%
Federated Treasury Obligations Fund, Institutional Class, 0.18% (a)	591,452	$591,452

Total Money Market Securities (Cost $591,452)		591,452

Total Investments – 100.15% (Cost $24,428,141)		35,821,494

Liabilities in Excess of Other Assets – (0.15)%		(54,278)

NET ASSETS – 100.00%		$35,767,216

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$24,495,608

Unrealized appreciation	$11,383,155
Unrealized (depreciation)	(57,269)

Net unrealized appreciation on investments	$11,325,886

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.55%
Consumer Discretionary — 12.30%
Buckle, Inc./The	47,781	$1,148,177
Choice Hotels International, Inc.	45,800	2,064,664
Cracker Barrel Old Country Store, Inc.	8,405	1,111,309
Gentex Corp.	128,060	2,248,734
John Wiley & Sons, Inc., Class A	44,100	2,276,001
Ruth’s Hospitality Group, Inc.	82,495	1,164,829
Tupperware Brands Corp.	34,430	2,250,689
Wolverine World Wide, Inc.	100,500	2,314,515

		14,578,918

Consumer Staples — 7.29%
Flowers Foods, Inc.	91,800	1,388,016
Nu Skin Enterprises, Inc., Class A	28,500	1,846,230
Orchids Paper Products Co.	77,832	2,119,365
PriceSmart, Inc.	24,419	2,045,335
Universal Corp.	21,489	1,251,090

		8,650,036

Energy — 1.61%
SM Energy Co.	49,600	1,913,568

Financials — 18.81%
BancFirst Corp.	29,478	2,137,450
Brown & Brown, Inc.	39,060	1,472,953
Bryn Mawr Bank Corp.	72,598	2,322,410
Federated Investors, Inc., Class B	37,300	1,105,199
First of Long Island Corp./The	65,596	2,174,507
Greenhill & Co., Inc.	48,300	1,138,431
Lazard Ltd.	62,523	2,273,336
Manning & Napier, Inc.	14,079	99,820
Merchants Bancshares, Inc.	61,435	1,989,880
Old Republic International Corp.	94,300	1,661,566
South State Corp.	26,090	1,957,794
Sterling Bancorp	130,320	2,280,600
Trico Bancshares	63,225	1,692,533

		22,306,479

Health Care — 13.91%
Atrion Corp.	5,035	2,147,931
Computer Programs & Systems, Inc.	46,487	1,211,451
Landauer, Inc.	49,743	2,212,569
Meridian Bioscience, Inc.	60,093	1,159,194
PerkinElmer, Inc.	42,980	2,411,608
Psychemedics Corp.	134,203	2,662,588
Simulations Plus, Inc.	269,574	2,377,643
US Physical Therapy, Inc.	36,823	2,308,802

		16,491,786

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Industrials — 15.82%
Applied Industrial Technologies, Inc.	24,410	$1,140,923
CEB, Inc.	42,924	2,338,070
Dun & Bradstreet Corp./The	8,810	1,203,622
ESCO Technologies, Inc.	44,809	2,080,034
G&K Services, Inc., Class A	23,100	2,205,819
Hexcel Corp.	52,820	2,339,926
Hillenbrand, Inc.	36,340	1,149,798
Landstar System, Inc.	22,918	1,560,257
Valmont Industries, Inc.	8,930	1,201,710
Watsco, Inc.	10,720	1,510,448
Woodward, Inc.	32,430	2,026,226

		18,756,833

Information Technology — 15.30%
Communications Systems, Inc.	20,392	97,066
Comtech Telecommunications Corp.	14,869	190,472
FLIR Systems, Inc.	45,902	1,442,241
Intersil Corp., Class A	98,770	2,166,026
Littelfuse, Inc.	18,090	2,330,173
Mesa Laboratories, Inc.	20,629	2,359,132
Methode Electronics, Inc.	49,450	1,729,267
MOCON, Inc.	82,929	1,301,985
MTS Systems Corp.	39,070	1,798,392
National Instruments Corp.	55,720	1,582,448
Power Integrations, Inc.	37,530	2,365,516
TESSCO Technologies, Inc.	62,444	774,930

		18,137,648

Materials — 3.28%
Compass Minerals International, Inc.	23,093	1,701,954
HB Fuller Co.	47,020	2,185,019

		3,886,973

Real Estate — 7.24%
Agree Realty Corp.	24,000	1,186,560
CatchMark Timber Trust, Inc., Class A	108,308	1,266,121
CoreSite Realty Corp.	23,000	1,702,920
EPR Properties	27,844	2,192,437
Tanger Factory Outlet Centers, Inc.	57,400	2,236,304

		8,584,342

Utilities — 0.99%
South Jersey Industries, Inc.	39,820	1,176,681

Total Common Stocks (Cost $100,157,989)		114,483,264

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 4.84%
Federated Treasury Obligations Fund, Institutional Class, 0.18% (a)	5,737,820	$5,737,820

Total Money Market Securities (Cost $5,737,820)		5,737,820

Total Investments – 101.39% (Cost $105,895,809)		120,221,084

Liabilities in Excess of Other Assets – (1.39)%		(1,647,406)

NET ASSETS – 100.00%		$118,573,678

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$106,082,081

Unrealized appreciation	$19,076,483
Unrealized (depreciation)	(4,937,480)

Net unrealized appreciation on investments	$14,139,003

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.71%
Consumer Discretionary — 15.12%
Buckle, Inc./The	13,340	$320,560
Genuine Parts Co.	2,130	213,959
Mattel, Inc.	6,880	208,326
Omnicom Group, Inc.	2,490	211,650
Staples, Inc.	37,850	323,617
Tupperware Brands Corp.	4,930	322,274

		1,600,386

Consumer Staples — 14.93%
Altria Group, Inc.	3,340	211,188
Coca-Cola Co./The	5,010	212,023
Flowers Foods, Inc.	13,970	211,226
General Mills, Inc.	3,290	210,165
Philip Morris International, Inc.	3,230	314,021
Procter & Gamble Co./The	2,350	210,913
Reynolds American, Inc.	4,468	210,666

		1,580,202

Energy — 9.70%
Chevron Corp.	3,700	380,804
Exxon Mobil Corp.	4,310	376,177
Total SA ADR	5,650	269,505

		1,026,486

Financials — 17.09%
BlackRock, Inc.	590	213,851
Greenhill & Co., Inc.	9,170	216,137
Mercury General Corp.	5,830	319,776
New York Community Bancorp, Inc.	22,390	318,610
Old Republic International Corp.	11,950	210,559
People’s United Financial, Inc.	20,210	319,722
Wells Fargo & Co.	4,740	209,887

		1,808,542

Health Care — 9.88%
AstraZeneca PLC ADR	9,350	307,241
GlaxoSmithKline PLC ADR	7,360	317,437
Johnson & Johnson	900	106,317
Merck & Co., Inc.	5,050	315,171

		1,046,166

Industrials — 6.07%
Norfolk Southern Corp.	2,260	219,356
United Parcel Service, Inc., Class B	1,940	212,158
United Technologies Corp.	2,080	211,328

		642,842

Information Technology — 7.06%
Cisco Systems, Inc.	3,350	106,262
Intersil Corp., Class A	5,050	110,747
Microsoft Corp.	5,500	316,800
Texas Instruments, Inc.	3,040	213,347

		747,156

Real Estate — 6.00%
EPR Properties	2,710	213,385
HCP, Inc.	5,570	211,382
Tanger Factory Outlet Centers, Inc.	5,410	210,774

		635,541

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Telecommunication Services — 8.92%
AT&T, Inc.	7,720	$313,509
Verizon Communications, Inc.	6,060	314,999
Vodafone Group PLC ADR	10,840	315,986

		944,494

Utilities — 2.94%
Southern Co./The	6,070	311,391

Total Common Stocks (Cost $9,965,249)		10,343,206

Money Market Securities — 3.82%
Federated Treasury Obligations Fund, Institutional Class, 0.18% (a)	404,538	404,538

Total Money Market Securities (Cost $404,538)		404,538

Total Investments – 101.53% (Cost $10,369,787)		10,747,744

Liabilities in Excess of Other Assets – (1.53)%		(162,043)

NET ASSETS – 100.00%		$10,585,701

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At September 30, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$10,366,700

Unrealized appreciation	$716,580
Unrealized (depreciation)	(335,536)

Net unrealized appreciation on investments	$381,044

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

September 30, 2016

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) and the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2016

(Unaudited)

Investments in open-ended mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Crawford Investment Counsel, Inc. (the “Advisor”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$35,230,042	$—	$—	35,230,042
Money Market Securities	591,452	—	—	591,452

Total	$35,821,494	$—	$—	35,821,494
Dividend Opportunity Fund
Common Stocks*	114,483,264	—	—	114,483,264
Money Market Securities	5,737,820	—	—	5,737,820

Total	$120,221,084	$—	$—	120,221,084
Dividend Yield Fund				—
Common Stocks*	10,343,206	—	—	10,343,206
Money Market Securities	404,538	—	—	404,538

Total	$10,747,744	$—	$—	10,747,744

*Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended September 30, 2016, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Miles Capital Alternatives Advantage Fund

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
Mutual Funds — 94.35%
361 Global Long/Short Equity Fund, Class I	90,813	$995,305
Alger Dynamic Opportunities Fund, Class Z	67,876	832,842
ASG Managed Futures Strategy Fund, Class Y	64,805	665,548
BlackRock Event Driven Equity Fund, Class I	104,490	919,511
Boston Partners Global Long/Short Fund, Class I	105,584	1,152,979
Calamos Market Neutral Income Fund, Class I	88,953	1,154,611
Caldwell & Orkin Market Opportunity Fund	35,090	733,038
Cedar Ridge Unconstrained Credit Fund, Class I	81,810	900,728
Cohen & Steers Real Estate Securities Fund, Class I	46,415	727,788
Credit Suisse Managed Futures Strategy Fund, Class I	62,312	695,406
Equinox Chesapeake Strategy Fund, Class I	45,477	542,539
Gabelli ABC Fund, Advisor Class	72,696	742,952
Glenmede Long/Short Portfolio *	65,206	742,697
Goldman Sachs Long Short Credit Strategies Fund, Class I	110,045	1,060,838
Hancock Horizon Quantitative Long/Short Fund, Class I	50,937	902,607
Invesco All Cap Market Neutral Fund, Class Y	49,940	482,919
Kellner Merger Fund, Class I	79,983	829,427
Vanguard Market Neutral Fund, Investor Shares	38,245	448,229
Western Asset Macro Opportunities Fund, Class I	105,311	1,142,628

Total Mutual Funds (Cost $15,683,989)		15,672,592

Exchange-Traded Funds — 2.91%
Vanguard REIT ETF	5,570	483,142

Total Exchange-Traded Funds (Cost $472,978)		483,142

Money Market Securities — 2.79%
Federated Institutional Prime Obligations Fund, Institutional Shares, 0.38% (a)	464,131	464,131

Total Money Market Securities (Cost $464,131)		464,131

Total Investments – 100.05% (Cost $16,621,098)		16,619,865

Liabilities in Excess of Other Assets – (0.05)%		(8,446)

NET ASSETS – 100.00%		$16,611,419

* Non-income producing security.

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2016, the breakdown of net unrealized depreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$129,147
Gross Unrealized Depreciation	(130,380)

Net Unrealized Depreciation on Investments	$(1,233)

Tax Cost	$16,621,098

See accompanying notes which are an integral part of this schedule of investments.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

September 30, 2016

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments—continued

September 30, 2016

(Unaudited)

In accordance with the Trust’s valuation policies, Miles Capital, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,672,592	$—	$—	$15,672,592
Exchange-Traded Funds	483,142	—	—	483,142
Money Market Securities	464,131	—	—	464,131

Total	$16,619,865	$—	$—	$16,619,865

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended September 30, 2016.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/23/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/23/16